INCOME TAX AND DEFERRED TAX	12 Months Ended
Dec. 31, 2022
INCOME TAX AND DEFERRED TAX [Abstract]
INCOME TAX AND DEFERRED TAX
14.	INCOME TAX AND DEFERRED TAX

Tax Reform

The Tax Reform sanctioned in Argentina in 2017, with some amendments introduced in December 2018 after the issuance of Law No. 27,468, brought with it a series of modifications in the taxation and calculation of the income tax to which the Company is subject in the normal course of its activities. Subsequently, on the occasion of the enactment of the Solidarity Law, new modifications were introduced with impact as of the fiscal year beginning on January 1, 2019. The main changes are the following:

Applicable rate

Until the fiscal year ended on December 31, 2017, the income tax rate remained at 35%. The tax reform establishes a gradual reduction of the applicable rate for the calculation of income tax, being 30% and 25% for fiscal periods beginning on January 1, 2018 and 2019 and January 1, 2020 onwards, respectively.

The reduction in the applicable rate is complemented by the application of a tax on the distribution of dividends made to human persons and foreign beneficiaries, which the Company must withhold and enter the Tax authority as a single and definitive payment when the dividends are paid. This additional tax will be 7% or 13%, depending on whether the dividends distributed correspond to earnings of a fiscal period in which the Company was reached at the rate of 30% or 25%, respectively.

Solidarity Law suspended until fiscal years starting from 1st January 2021 inclusive, reduced to 25% of the applicable rate and retention of 13% on dividends.

On June 16, 2021, “Law No. 27,630: Amending the Income Tax Law” was published in the Official Gazette, which, among other issues, introduces a modification in the income tax rate effective for the years fiscal or fiscal years beginning on or after January 1, 2021 inclusive. The amendment establishes a tiered system of rates in three segments ( 25%, 30% and 35%) according to the level of accumulated net taxable income, which will be updated.

Likewise, dividends distributed to foreign individuals and beneficiaries will be taxed at a rate of 7%.

For the determination of the deferred and current income tax charge as of December 31, 2022 and 2021, the Company has applied the current progressive tax rate according to the scale updated by AFIP Resolution No. 5168/2022 of March 15, 2022.

Tax adjustment for inflation

Law No. 27,468 establishes that in the net taxable income of the periods beginning on or after January 1, 2018, the adjustment for inflation obtained by the application of the income tax law may be deducted or incorporated into the tax result for the fiscal year. This adjustment will proceed only if the percentage variation in the IPC, will accumulate (a) a percentage higher than 100% in the 36 months prior to the end of the year, or (b) regarding the first, second and third fiscal year that starts from its effective date, an accumulated variation of the IPC that exceeds 55%, 30% or 15% of said 100%, respectively.

For the fiscal year ended December 31, 2022 and 2021, the CPI has exceeded the 100% threshold mentioned above, so the Company has measured the tax charge to earnings for the year ended December 31, 2022 and 2021 considering the application of the adjustment for fiscal inflation.

According to the Solidarity Law, the positive or negative result generated by the application of the inflation adjustment corresponding to the first and second fiscal year beginning on January 1, 2019 will be charged in a sixth in that fiscal period and the five sixths remaining in equal parts in the following 5 fiscal periods. As of January 1, 2021, 100% of the adjustment may be deducted/taxed in the year in which the effect is determined.

Adjustment of acquisitions and investments made in fiscal years beginning on or after January 1, 2018

A cost adjustment mechanism is established for assets acquired or investments made in fiscal years beginning on or after January 1, 2018. The adjustment will be made based on the percentage variations of the IPIM.

Tax revaluation

It established the possibility of carrying out a tax revaluation, for a single time, of certain assets that are part of the assets as of December 31, 2017, in order to adjust their value.

The taxpayers that exercised the revaluation option waived to promote any judicial or administrative process for which the adjustment for tax inflation is claimed.

The Board of Directors decided to make use of this option.

On August 16, 2022, RG No. 5268/2022 was published through which the AFIP ordered an extraordinary advance of income tax. The extraordinary advance payment constitutes an additional payment on account to that provided for in the general advance payment regime that can be added to the latter. For fiscal year 2022, the Company paid the AFIP Ps. 3,367,653 for this concept.

Deferred Tax

The reconciliation between the charge computed for tax purposes and the income tax expense charged to the statement of comprehensive income in the years ended December 31, 2022, 2021 and 2020 is as follows:

	2022	2021	2020
Current income tax	(15,857,624)	(26,694,111)	(10,113,083)
Deferred income tax	(1,203,529)	1,883,262	(2,836,978)
Total income tax	(17,061,153)	(24,810,849)	(12,950,061)

The analysis of the net deferred tax assets and liabilities is as follows:

	2022	2021
Deferred tax assets:
Deferred tax assets to be recovered after more than 12 months	3,626,709	7,846,119
Deferred tax assets to be recovered after less than 12 months	1,412,828	1,247,816
Deferred tax liabilities:
Deferred tax liabilities taxable after more than 12 months	(25,574,208)	(28,787,450)
Deferred tax liabilities taxable after less than 12 months	(686,246)	(323,873)
Deferred tax liabilities, net	(21,220,917)	(20,017,388)

The components of the net deferred tax assets and liabilities as of December 31, 2022, 2021 and 2020 are the following:

Deferred tax assets	Other receivables	Account receivables discounted value	Provisions for legal claims and other provisions	Financial leases	Contract liabilities	Tax loss carryforward	Tax inflation adjustment	Financial assets at fair value through profit or loss	Total
As of December 31, 2020	39,744	1,891	656,071	2,140,878	1,880,469	2,776	49,211	-	4,771,040
Charge in results	(39,744)	(115)	351,911	(133,032)	869,196	3,294,662	(19,983)	-	4,322,895
As of December 31, 2021	-	1,776	1,007,982	2,007,846	2,749,665	3,297,438	29,228	-	9,093,935
Charge in results	-	(1,776)	(366,049)	(562,847)	6,764	(3,297,438)	(16,667)	183,615	(4,054,398)
As of December 31, 2022	-	-	641,933	1,444,999	2,756,429	-	12,561	183,615	5,039,537

Deferred tax liabilities	Other receivables	Loans	Property, Plant and Equipment	Cash and cash equivalents	Inventories	Financial assets at amortized cost	Tax inflation adjustment	Other liabilities	Total
As of December 31, 2020	-	(58,641)	(15,369,172)	(3,047)	(98,569)	(592,588)	(10,549,673)	-	(26,671,690)
Charge in results	(5,226)	(104,771)	(6,035,973)	(30,571)	(28,274)	592,588	3,424,894	(252,300)	(2,439,633)
As of December 31, 2021	(5,226)	(163,412)	(21,405,145)	(33,618)	(126,843)	-	(7,124,779)	(252,300)	(29,111,323)
Charge in results	(114,164)	23,424	(1,417,423)	(392,781)	6,984	-	4,492,529	252,300	2,850,869
As of December 31, 2022	(119,390)	(139,988)	(22,822,568)	(426,399)	(119,859)	-	(2,632,250)	-	(26,260,454)

As of December 31, 2021, the Company had a specific tax carryforward derived from negative exchange differences for the years 2021 and 2020 generated by financial instruments traded abroad for Ps. 3,662,207. The realization of such tax loss depended on the future generation of taxable financial gains taxed during the statute of limitations period. In order to determine its recoverability, the Company took into consideration the reversal of the deferred items, its tax planning and projections of future specific taxable income based on its best estimate. Based on these projections and because it was not possible to estimate as probable the generation of future specific financial gains to absorb such tax loss, no deferred tax asset of Ps. 364,769 was recognized as of December 31, 2021. During the year ended on December 31, 2022, the tax loss carryforward was totally recovered.

Income tax expense computed at the statutory tax rate on pre-tax income differs from the income tax expense for the years ended December 31, 2022, 2021 and 2020 as follows:

	2022	2021	2020
Pre tax income	49,378,955	65,583,161	22,612,275
Statutory income tax rate	35%	35%	30%
Pre tax income at statutory income tax rate	(17,282,634)	(22,954,106)	(6,783,682)
Tax effects due to:
- Restatement by inflation	2,968,108	11,276,529	6,159,982
- Tax loss variation	-	3,297,438	-
- Unrecognized tax loss carryforward	-	-	(5,988,032)
- Adjustment affidavit previous year	(82,082)	(131,655)	(26,677)
- Tax inflation adjustment	(2,717,831)	(7,678,237)	(8,159,343)
- Variation of tax rate	-	(7,955,019)	-
- Others	53,286	(665,799)	1,847,691
Total income tax	(17,061,153)	(24,810,849)	(12,950,061)